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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08883
                                   ----------------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    480 Shepherd Street          Winston-Salem, North Carolina        27103
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                     ----------------------

Date of fiscal year end:        September 30, 2006
                          ------------------------------------

Date of reporting period:       December 31, 2005
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

   SHARES                                                            VALUE
------------                                                      ------------
              COMMON STOCKS -- 94.4%
              CONSUMER DISCRETIONARY -- 7.1%
      13,000  D.R. Horton, Inc.                                   $    464,490
      13,000  Lowe's Companies, Inc.                                   866,580
      41,000  Time Warner, Inc.                                        715,040
                                                                  ------------
                                                                     2,046,110
                                                                  ------------
              CONSUMER STAPLES -- 12.3%
      18,175  PepsiCo, Inc.                                          1,073,779
      16,000  Procter & Gamble Company (The)                           926,080
      20,750  SYSCO Corporation                                        644,288
      20,000  Wal-Mart Stores, Inc.                                    936,000
                                                                  ------------
                                                                     3,580,147
                                                                  ------------
              ENERGY -- 7.0%
      73,882  FX Energy, Inc. (a)                                      589,578
      10,000  Permian Basin Royalty Trust                              155,400
      50,000  Petrohawk Energy Corporation (a)                         661,000
      14,000  XTO Energy, Inc.                                         615,160
                                                                  ------------
                                                                     2,021,138
                                                                  ------------
              FINANCIALS -- 17.7%
          12  Berkshire Hathaway, Inc. - Class A (a)                 1,063,440
      14,500  Capital One Financial Corporation                      1,252,800
      23,333  Citigroup, Inc.                                        1,132,350
     100,000  Hudson City Bancorp, Inc.                              1,212,000
      20,000  Southcoast Financial Corporation (a)                     482,000
                                                                  ------------
                                                                     5,142,590
                                                                  ------------
              HEALTH CARE -- 15.7%
      15,000  Amgen, Inc. (a)                                        1,182,900
      19,000  Johnson & Johnson                                      1,141,900
      47,000  Pfizer, Inc.                                           1,096,040
      14,000  WellPoint, Inc. (a)                                    1,117,060
                                                                  ------------
                                                                     4,537,900
                                                                  ------------
              INDUSTRIALS -- 6.6%
      25,000  General Electric Company                                 876,250
      14,000  L-3 Communications Holdings, Inc.                      1,040,900
                                                                  ------------
                                                                     1,917,150
                                                                  ------------

THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

   SHARES                                                            VALUE
------------                                                      ------------
              COMMON STOCKS -- 94.4% (CONTINUED)
              INFORMATION TECHNOLOGY -- 21.7%
      16,000  Automatic Data Processing, Inc.                     $    734,240
      51,000  Cisco Systems, Inc. (a)                                  873,120
      24,000  Dell, Inc. (a)                                           719,760
     140,000  FalconStor Software, Inc. (a)                          1,034,600
      20,000  First Data Corporation                                   860,200
      41,000  Intel Corporation                                      1,023,360
      39,900  Microsoft Corporation                                  1,043,385
                                                                  ------------
                                                                     6,288,665
                                                                  ------------
              MATERIALS -- 2.8%
      90,500  NovaGold Resources, Inc. (a)                             823,550
                                                                  ------------

              TELECOMMUNICATION SERVICES -- 3.5%
      55,000  Nokia Oyj - ADR                                        1,006,500
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $23,487,548)              $ 27,363,750
                                                                  ------------


   SHARES                                                            VALUE
------------                                                      ------------
              CLOSED END DOMESTIC FUNDS -- 2.7%
       9,000  iShares MSCI Emerging Markets Index
              (Cost $765,210)                                     $    794,250
                                                                  ------------


   SHARES                                                            VALUE
------------                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.5%
      60,000  Republic Property Trust
              (Cost $720,000)                                     $    720,000
                                                                  ------------


   SHARES                                                            VALUE
------------                                                      ------------
              MONEY MARKET SECURITIES -- 0.0%
      10,395  First American Treasury Obligation Fund - Class A
              (Cost $10,395)                                      $     10,395
                                                                  ------------

              TOTAL INVESTMENTS AT VALUE -- 99.6%
              (Cost $24,983,153)                                  $ 28,888,395

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%            112,220
                                                                  ------------

              NET ASSETS -- 100.0%                                $ 29,000,615
                                                                  ============


     ADR - American Depositary Receipt
     (a) Non-income producing security.

See accompanying notes to Schedule of Investments.

THE SHEPHERD STREET EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

1. SECURITIES VALUATION

The Shepherd Street Equity Fund's (the "Fund") common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination are as follows: (1) securities and other investments for which market quotations are not readily available at the valuation time on a particular business day (including any security or other investment for which there is a short and temporary lapse in the provision of prices by any reliable pricing source); (2) securities and other investments for which, in the judgment of the Advisor, the prices or values available do not represent fair value of the instrument (factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; and actions of the securities or futures markets, such as the suspension or limitation of trading); and (3) securities and other investments determined to be illiquid in accordance with the Fund's Liquidity Procedures. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2005:

         Cost of portfolio of investments             $25,045,948
                                                      ===========

         Gross unrealized appreciation                $ 4,636,636
         Gross unrealized depreciation                   (794,189)
                                                      -----------

         Net unrealized appreciation                  $ 3,842,447
                                                      ===========

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Shepherd Street Funds, Inc.
             ---------------------------------------------------------


By (Signature and Title)*    /s/ David B. Rea
                           -------------------------------------------

                           David B. Rea, President

Date          January 31, 2006
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ David B. Rea
                           -------------------------------------------

                           David B. Rea, President

Date          January 31, 2006
      ----------------------------------



By (Signature and Title)*    /s/ Jeffrey C. Howard
                           -------------------------------------------

                           Jeffrey C. Howard, Treasurer

Date          January 31, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.